Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Change in Carrying Value of Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ (42,431)	$ 159,514	$ (35,525)	$ (35,525)	$ 0	$ 0
Less: Net loss attributable to redeemable noncontrolling interests	1,080	(17,558)	(21,699)	(73,384)	1,080	0
Change in redemption value of redeemable noncontrolling interest	5,826	50,068		268,423
Ending balance	$ (35,525)	$ 192,024	$ 135,140	$ 159,514	$ (35,525)	$ (42,431)